Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income taxes [line items]
Differences between basis: account x tax	$ 71.3	$ 5.2	$ 10.8
Deferred tax assets (liabilities), net	(271.6)	(232.4)	(244.6)	$ (253.6)
Components of deferred tax assets and liabilities [Member]
Disclosure of income taxes [line items]
Temporarily non-deductibleprovisions	65.2	39.7	(76.1)
Tax loss carryforwards	0.2	0.5	4.5
Functional currency effect of the non monetary assets	(297.4)	(323.4)	(206.0)
Gains not realized from sales of the Company to subsidiairies	23.1	22.7	15.4
Effect of differences by fixed asset	(12.0)	7.5	(8.1)
Differences between basis: account x tax	(50.7)	20.6	25.7
Deferred tax assets (liabilities), net	(271.6)	(232.4)	(244.6)
Total deferred tax asset	0.7	21.6	13.4
Total deferred tax liability	$ (272.3)	$ (254.0)	$ (258.0)